Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth by level within the fair value hierarchy the fair value of the Plan’s investments as of December 31, 2025.

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$365,570,582	$—	$—	$365,570,582
Exchange traded funds	125,486,507	—	—	125,486,507
Demand deposit account[1]	11,375,641	—	—	11,375,641
BGC Group Stock Portfolio (excludes cash component)	3,632,875	—	—	3,632,875
Money Market Fund	88,671	—	—	88,671
Total assets in the fair value hierarchy	$506,154,276	$—	$—	$506,154,276
Investments measured at net asset value as a practical expedient:
Common collective trust[2]				5,181,385
Total investments at fair value				$511,335,661
[1]    Valued at outstanding balance plus accrued interest, which approximates fair value.
[2]    Valued at the net asset value. NAV is used as a practical expedient for fair value and is provided by the investment manager.

The following table sets forth by level within the fair value hierarchy the fair value of the Plan’s investments as of December 31, 2024.

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$306,061,063	$—	$—	$306,061,063
Exchange traded funds	104,295,387	—	—	104,295,387
Demand deposit account[1]	10,101,242	—	—	10,101,242
BGC Group Stock Portfolio (excludes cash component)	9,617,335	—	—	9,617,335
Total assets in the fair value hierarchy	$430,075,027	$—	$—	$430,075,027
Investments measured at net asset value as a practical expedient:
Common collective trust[2]				5,321,119
Total investments at fair value				$435,396,146

[1] Valued at outstanding balance plus accrued interest, which approximate fair value.
[2] Valued at the net asset value. NAV is used as a practical expedient for fair value and is provided by the investment manager.